Annual Total Returns - Fidelity® California Municipal Income Fund [BarChart] - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-12 - Fidelity® California Municipal Income Fund - Fidelity Advisor California Municipal Income Fund: Class A
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	8.08%
Annual Return 2013	(2.03%)
Annual Return 2014	10.21%
Annual Return 2015	3.18%
Annual Return 2016	(0.57%)
Annual Return 2017	5.52%
Annual Return 2018	0.34%
Annual Return 2019	7.25%
Annual Return 2020	4.15%
Annual Return 2021	1.42%